Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of initial fixed $100 investment based on:		Net Income (loss) (in thousands)(7)	Company- Selected Measure(8)
					Total Share- holder Return(5)	Peer Group Total Share- holder Return(6)
2022	$9,284,688	$(12,121,657)	$5,223,660	$(2,101,277)	159.64	113.65	$(325,991)	N/A
2021	$12,673,479	$(58,240,593)	$6,553,764	$(11,781,409)	256.03	126.45	$(290,581)	N/A
2020	$9,302,445	$140,704,504	$4,264,931	$36,695,336	480.83	126.42	$71,136	N/A

Named Executive Officers, Footnote [Text Block]	The disclosure includes an analysis of compensation for our Principal Executive Officer ("PEO"), Dr. Watts, and the average of total compensation for the non-PEO NEOs, Mr. Krognes, and Drs. Schuth and Ho.
Peer Group Issuers, Footnote [Text Block]	The peer group used is the NASDAQ Biotechnology Index, as used in the Company’s stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 9,284,688	$ 12,673,479	$ 9,302,445
PEO Actually Paid Compensation Amount	$ (12,121,657)	(58,240,593)	140,704,504
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in this column represent the amount of “compensation actually paid” to our PEO, but compensation actually paid does not mean that Dr. Watts was actually paid those amounts in the listed year—this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the relevant rules as follows and as shown in the adjustment table below. The Company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items.

Fiscal Year	Summary Compensation Table Total for PEO	Less: Reported Value of Equity Awards to PEO(a)	Add: Equity Award Adjustments to PEO(b)	Compensation Actually Paid to PEO

2022	$9,284,688	$(8,240,488)	$(13,165,857)	$(12,121,657)
2021	$12,673,479	$(11,548,440)	$(59,365,632)	$(58,240,593)
2020	$9,302,445	$(8,053,154)	$139,455,213	$140,704,504

(a)     The amounts in this column reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year for Dr. Watts.
(b)     The amounts deducted or added in calculating the total equity award adjustments in the above table are as follows:

Fiscal Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments

2022	$4,292,254	$(15,184,024)	$—	$(2,274,087)	$—	$(13,165,857)
2021	$6,142,063	$(46,889,675)	$—	$(18,618,020)	$—	$(59,365,632)
2020	$32,742,847	$103,131,232	$—	$3,581,134	$—	$139,455,213

In accordance with the relevant rules, the fair values of unvested and outstanding equity awards to our PEO were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. RSUs were valued at fair value, determined as the closing price of the Company's common stock on each measurement date. To value the performance and market contingent stock options as of each measurement date, the Company used a lattice model with a Monte Carlo simulation. This valuation methodology utilized the estimated fair value of the Company’s common stock on grant date and several key assumptions, including expected volatility of the Company’s stock price based on comparable public companies, risk-free rates of return and expected dividend yield. For all other stock options, the fair values as of each measurement date were determined using the Black-Scholes model, with assumptions and methodologies regarding volatility, dividend yield, and risk-free rates as outlined in the table below. The expected life of options as of each measurement date is estimated based on consideration of consistency with the original valuation assumptions for the grant, the circumstances of the grant at the measurement date, and other relevant factors under US GAAP.

Year Ended December 31,
	2022	2021	2020
Expected term (in years)	3.65 - 5.47	3.65 - 5.47	3.77 - 5.53
Volatility	63.50% - 67.73%	57.46% - 63.34%	63.35% - 78.04%
Risk-free interest rate	1.49% - 4.45%	0.30% - 1.45%	0.19% - 1.65%
Dividend yield	—	—	—

Non-PEO NEO Average Total Compensation Amount	$ 5,223,660	6,553,764	4,264,931
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,101,277)	(11,781,409)	36,695,336
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported represent the average amount of “compensation actually paid” for our Non-PEO NEOs as a group (this group excludes Dr. Watts). The dollar amounts do not reflect the actual amounts of compensation paid to the non-PEO NEOs during the applicable year, but are dollar amounts derived from the starting point of the Summary Compensation Table total compensation under the methodology prescribed under SEC rules as described in (2) above and shown in the adjustment table below. The non-PEO NEOs included for purposes of calculating the average amounts in each of 2020, 2021 and 2022 are Mr. Krognes, and Drs. Schuth and Ho.

Fiscal Year	Average Summary Compensation Table Total for non-PEO NEOs	Less: Average Reported Value of Equity Awards to non-PEO NEOs(a)	Add: Average Equity Award Adjustments to non-PEO NEOs(b)	Average Compensation Actually Paid to non-PEO NEOs

2022	$5,223,660	$(4,674,277)	$(2,650,660)	$(2,101,277)
2021	$6,553,764	$(5,774,220)	$(12,560,953)	$(11,781,409)
2020	$4,264,931	$(3,418,810)	$35,849,215	$36,695,336

(a)     The amounts in this column reflect the average aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year for the Company’s non-PEO NEOs as a group (this group excludes Dr. Watts).
(b)     The amounts deducted or added in calculating the total equity award adjustments in the above table are as follows:

Fiscal Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Average Equity Award Adjustments

2022	$1,868,705	$(2,967,213)	$—	$(960,069)	$(592,083)	$(2,650,660)
2021	$3,071,031	$(10,579,485)	$—	$(5,052,499)	$—	$(12,560,953)
2020	$13,320,406	$20,605,545	$—	$1,923,264	$—	$35,849,215
	In accordance with the relevant rules, the fair values of unvested and outstanding equity awards to our non-PEO NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. The valuation methodology and assumptions used consistent with those used for the PEO as described in (2) above.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Figure 1: Analysis demonstrating the relationship of CAP during the past three years to the Company's TSR and the relationship of the Company's TSR to that of its peer group, the NASDAQ Biotechnology Index.
Compensation Actually Paid vs. Net Income [Text Block]
Figure 2: Analysis demonstrating the relationship of CAP during the past three years to the Company's net income (loss) for the financial year as presented in the audited Consolidated Statements of Operations and Comprehensive Income (Loss) included in our Annual Report on Form 10-K.

Total Shareholder Return Vs Peer Group [Text Block]	Figure 1: Analysis demonstrating the relationship of CAP during the past three years to the Company's TSR and the relationship of the Company's TSR to that of its peer group, the NASDAQ Biotechnology Index.
Tabular List [Table Text Block]

Performance Measure
Stock price

Total Shareholder Return Amount	$ 159.64	256.03	480.83
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ (325,991,000)	$ (290,581,000)	$ 71,136,000
PEO Name	Dr. Watts	Dr. Watts	Dr. Watts
Additional 402(v) Disclosure [Text Block]	The dollar amounts reported in this column are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table.The dollar amounts reported in this column represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group (this group excludes Dr. Watts) in the “Total” column of the Summary Compensation Table in each corresponding year. The Non-PEO NEOs included for purposes of calculating the average amounts in each of 2020, 2021 and 2022 are Mr. Krognes, and Drs. Schuth and Ho. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported in the Pay versus Performance Table and reinvesting all dividends until the last day of each reported fiscal year. The Company has not paid dividends historically.The dollar amounts reported in this column represent the amount of net income (loss) for the financial year as presented in the audited Consolidated Statements of Operations and Comprehensive Income (Loss) included in our Annual Report on Form 10-K.(8)Guidance issued under the relevant rules states that we cannot use stock price as our company-selected measure and we did not use any other financial performance measure for the most recently completed fiscal year to link CAP to Company performance. Our stock price has a significant impact on the value of equity-based awards granted to our NEOs, including stock options and restricted stock units. We therefore believe that, due to our use and focus on equity compensation, our stock price strongly links 2022 compensation paid to our NEOs to our performance. However, because we cannot use stock price as our company-selected measure, we have not listed a company selected measure in the Pay versus Performance Table.Description of Relationship Between the Information Presented in the Pay versus Performance TableIn accordance with Item 402(v) of Regulation S-K, the Company is providing the following description of the relationships between information presented in the Pay versus Performance Table. The analysis below demonstrates the relationship of “compensation actually paid” (“CAP”) to our PEO and average CAP to our non-PEO NEOs to the Company's total shareholder return (“TSR”), and the relationship of the Company's TSR to that of its peer group, the NASDAQ Biotechnology Index, in each case, during the past three years, as set forth in the Pay versus Performance Table. Further, it demonstrates the relationship between CAP to our PEO, average CAP to non-PEO NEOs and Net Income (Loss) as presented in the audited Consolidated Statements of Operations and Comprehensive Income (Loss) included in our Annual Report on Form 10-K in each case, during the past three years, as set forth in the Pay versus Performance Table.
Equity Valuation Assumption, Expected Term, Minimum	3 years 7 months 24 days	3 years 7 months 24 days	3 years 9 months 7 days
Equity Valuation Assumption, Expected Term, Maximum	5 years 5 months 19 days	5 years 5 months 19 days	5 years 6 months 10 days
Equity Valuation Assumption, Volatility Factor, Minimum	63.50%	57.46%	63.35%
Equity Valuation Assumption, Volatility Factor, Maximum	67.73%	63.34%	78.04%
Equity Valuation Assumption, Risk Free Interest Rate, Minimum	1.49%	0.30%	0.19%
Equity Valuation Assumption, Risk Free Interest Rate, Maximum	4.45%	1.45%	1.65%
Equity Valuation Assumption, Annual Dividend Yield	$ 0	$ 0	$ 0
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Stock price
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,240,488)	(11,548,440)	(8,053,154)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,165,857)	(59,365,632)	139,455,213
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	4,292,254	6,142,063	32,742,847
PEO [Member] | Equity Awards Granted in Prior Years, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(15,184,024)	(46,889,675)	103,131,232
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(2,274,087)	(18,618,020)	3,581,134
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Average Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,674,277)	(5,774,220)	(3,418,810)
Non-PEO NEO [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,650,660)	(12,560,953)	35,849,215
Non-PEO NEO [Member] | Average Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,868,705	3,071,031	13,320,406
Non-PEO NEO [Member] | Average Equity Awards Granted in Prior Years, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(2,967,213)	(10,579,485)	20,605,545
Non-PEO NEO [Member] | Average Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Average Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(960,069)	(5,052,499)	1,923,264
Non-PEO NEO [Member] | Average Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (592,083)	$ 0	$ 0